Fair Value Measurements - Additional Information (Detail)	12 Months Ended					12 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Building and building improvements JPY (¥)	Mar. 31, 2011 Unlisted shares JPY (¥)	Mar. 31, 2011 Customer relationship JPY (¥)	Mar. 31, 2010 Customer relationship JPY (¥)	Mar. 31, 2011 Trademark JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss from changes in fair value of foreign currency exchange contracts not designated as a hedge			¥ 8,000,000
Gain from changes in fair value of foreign currency exchange contracts not designated as a hedge	1,080,000	89,000,000		103,000,000
Derivative assets, current	898,000	74,000,000	24,000,000
Derivative liabilities, current	146,000	12,000,000	49,000,000
Buildings and building improvements, carrying amount	595,535,000	49,078,000,000	49,734,000,000	51,804,000,000	107,000,000
Buildings and building improvements, fair value			0
Impairment charges on property, plant and equipment			107,000,000
Unlisted securities, carrying amount						236,000,000
Unlisted securities, fair value						17,000,000
Impairment charge related to unlisted securities	10,084,000	831,000,000	1,585,000,000	1,460,000,000		219,000,000
Goodwill, carrying amount	125,798,000	10,367,000,000	10,367,000,000	11,203,000,000
Impairment charges on goodwill			836,000,000	71,000,000
Other intangible assets, carrying amount	115,775,000	9,541,000,000	10,325,000,000				1,102,000,000	2,401,000,000	5,316,000,000
Other intangible assets, fair value							725,000,000	1,378,000,000	4,757,000,000
Impairment charges on other intangible assets, trademark			559,000,000
Fair value measurement, method									To measure the fair value of the trademark, the Companies used the relief-from royalty method and incorporated relevant unobservable inputs, such as management’s internal assumptions about future cash flows, the rate of royalty, and appropriately risk adjusted discount rate, which reflected the management’s estimate of assumptions that market participants would use in pricing the asset in an arm’s length transaction as of the measurement date. Future cash flows were based on the management’s cash flow projections for the future five years, and after five these years, future cash flows were estimated using the perpetuity growth rate of 0%.
Perpetual growth rate									0.00%
Impairment charges on other intangible assets, customer relationship			¥ 377,000,000	¥ 1,023,000,000